Loss Per Share - Schedule of Potentially Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Share options issued and outstanding	3,096,473	1,762,949	1,289,090
Earnout options	369,737
Share and earnout options issued and outstanding	3,466,210	1,762,949	1,289,090
Restricted stock subject to repurchase	98,094	252,880	476,581
Earnout shares	3,793,995
Public warrants	4,102,397
Private warrants	151,699
Total	11,612,395	2,015,829	1,765,671